Income Tax - Schedule of Reconciliation Statutory Income Tax Rate and Effective Tax Rate (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciliation Statutory Income Tax Rate and Effective Tax Rate [Abstract]
Statutory tax rate		25.00%	25.00%
Effect of research and development credits, Amount	$ 1,123,297
Effect of research and development credits	(20.56%)	(20.10%)	52.31%
Effect of other non-deductible expenses		(0.21%)	(0.43%)
Effect of disposal of interest in VIE, Amount	$ 987,300
Effect of disposal of interest in VIE, Percent	18.07%
Changes in valuation allowance, Amount	$ 837,125
Change in valuation allowance, Percent	15.32%	(0.00%)	(49.10%)
Tax credits, Amount
Tax credits, Percent
Chinese mainland statutory income tax, Amount	$ 1,340,573
Chinese mainland statutory income tax, Percent	25.00%
Other jurisdictions’ tax effects, Amount
Other jurisdictions’ tax effects, Percent
Effect of changes in tax laws or rates enacted in the current period, Amount
Effect of changes in tax laws or rates enacted in the current period, Percent
Effect of cross-border tax laws, Amount
Effect of cross-border tax laws, Percent
Non-taxable or non-deductible items, Amount
Non-taxable or non-deductible items, Percent
Others, Amount	$ 37,159
Others, Percent	0.68%
Preferential tax rates and tax holiday, Amount	$ (969,294)
Preferential Tax Rates and Tax Holiday, Percent	(18.21%)	(23.79%)	(26.79%)
Super Deduction, Amount
Super Deduction, Percent
Changes in unrecognized tax benefits, Amount
Changes in unrecognized tax benefits, Percent
Income tax expense (benefit)	$ 901,815	$ (4,266,887)	$ (196,219)
Effective tax rate	16.50%	(19.10%)	0.99%
Cayman [Member]
Schedule of Reconciliation Statutory Income Tax Rate and Effective Tax Rate [Abstract]
Statutory tax rate difference, Amount	$ (224,193)
Statutory tax rate difference, Percentage	$ (4.1)
Hong Kong [Member]
Schedule of Reconciliation Statutory Income Tax Rate and Effective Tax Rate [Abstract]
Statutory tax rate	16.50%
Statutory tax rate difference, Amount	$ 16,442
Statutory tax rate difference, Percentage	$ 0.3